Business Segment Information (Details) (USD $) In Millions	3 Months Ended										12 Months Ended
	Dec. 31, 2010		Oct. 02, 2010	Jul. 03, 2010	Apr. 03, 2010	Dec. 31, 2009		Sep. 26, 2009	Jun. 27, 2009	Mar. 28, 2009	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Segment Reporting Information [Line Items]
Revenues	$ 2,718.9		$ 2,628.7	$ 2,595.7	$ 2,626.9	$ 2,784.1		$ 2,481.2	$ 2,433.9	$ 2,212.4	$ 10,570.2		$ 9,911.6		$ 10,313.2
Segment Income											1,840.1	[1]	1,649.4	[1]	1,816.9	[1]
Total Assets	21,349.4					21,625.0					21,349.4		21,625.0		21,090.0
Depreciation											191.3		183.0		182.7
Capital Expenditures											257.8		200.0		251.4
Analytical Technologies [Member]
Segment Reporting Information [Line Items]
Revenues											4,502.7		4,053.0		4,373.4
Segment Income											928.0	[1]	788.0	[1]	917.4	[1]
Total Assets	7,582.7					7,233.9					7,582.7		7,233.9		7,000.4
Depreciation											89.7		85.6		86.3
Capital Expenditures											84.3		77.0		104.1
Laboratory Products and Services [Member]
Segment Reporting Information [Line Items]
Revenues											6,583.6		6,329.4		6,365.7
Segment Income											912.1	[1]	861.4	[1]	899.5	[1]
Total Assets	12,146.1					12,216.5					12,146.1		12,216.5		12,353.9
Depreciation											101.6		97.4		96.4
Capital Expenditures											147.9		91.1		135.5
Corporate/Other [Member]
Segment Reporting Information [Line Items]
Total Assets	1,620.6	[2]				2,174.6	[2]				1,620.6	[2]	2,174.6	[2]	1,735.7	[2]
Capital Expenditures											25.6		31.9		11.8
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues											$ (516.1)		$ (470.8)		$ (425.9)

[1]	Represents operating income before certain charges to cost of revenues and selling, general and administrative expenses; restructuring and other costs, net; and amortization of acquisition-related intangibles.
[2]	Corporate assets consist primarily of cash and cash equivalents, short-term investments, property and equipment at the company’s corporate offices and assets of the discontinued operations.